LONG-TERM DEBT (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) installment	Dec. 31, 2020 USD ($) installment	Aug. 24, 2021 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Total Debt	$ 118,500,000	$ 70,000,000		$ 26,100,000
Less current portion	(1,000,000)	(1,000,000)
Total long-term debt	117,500,000	69,000,000		26,100,000
Syndicate bank
Debt Instrument [Line Items]
Total Debt	117,500,000	68,000,000		$ 26,100,000
Credit facility amount	$ 160,000,000	$ 160,000,000	$ 230,000,000
Term of agreement	3 years	3 years
Effective borrowing rate	2.07%	2.48%
Note payable
Debt Instrument [Line Items]
Total Debt	$ 1,000,000	$ 2,000,000
Number of equal installments for payment of note | installment	2	2
Interest rate on note payable	3.25%	3.25%